Earnings Per Share	3 Months Ended
Jan. 31, 2025
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Earnings Per Share
Note 10: Earnings Per Share
Basic earnings per share is calculated by dividing net income attributable to bank shareholders, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2025	January 31, 2024
Net income attributable to bank shareholders	$2,134	$1,290
Dividends on preferred shares and distributions on other equity instruments	(65)	(40)
Net income available to common shareholders	$2,069	$1,250
Weighted-average number of common shares outstanding (in thousands)	729,564	723,751
Basic earnings per common share (Canadian $)	$2.84	$1.73
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2025	January 31, 2024
Net income available to common shareholders	$2,069	$1,250
Weighted-average number of common shares outstanding (in thousands)	729,564	723,751
Effect of dilutive instruments
Stock options potentially exercisable (1)	6,245	3,816
Common shares potentially repurchased	(5,119)	(2,981)
Weighted-average number of diluted common shares outstanding (in thousands)	730,690	724,586
Diluted earnings per common share (Canadian $)	$2.83	$1.73

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of 482,948 with a weighted-average exercise price of $153.89 for the three months ended January 31, 2025 (2,991,066 with a weighted-average exercise price of $132.29 for the three months ended
January 31, 2024), as the average share price for the periods did not exceed the exercise price.